AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2017
AUDITORS’ REMUNERATION.
Schedule of auditors' remuneration

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Amounts paid or payable to the auditor for:
Auditing or review of the financial report (1)	485	461	463
Professional services related to filing of various Forms with the US Securities and Exchange Commission	—	—	13
Taxation services provided by the practice of auditor	—	—	61
Total remuneration of the auditor	485	461	537
(1)

The 2016 amount includes $0.4 million paid to the Company’s former auditor, Ernst & Young, who provided audit services for the year ended 31 December 2015.  The Company paid $0.1 million in 2016 to Deloitte Touche Tohmatsu Limited as its auditor for the year ended 31 December 2016.